ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ACCUMULATED OTHER COMPREHENSIVE INCOME
Cumulative foreign currency translation	$ 420	$ 414
Gross - Experience gains-post employment liability	1,847	1,847
Tax effect - Experience gains-post employment liability	(485)	(485)
Accumulated other comprehensive income	$ 1,782	$ 1,776